Note 20 - Subsequent Events (Details Textual)	Mar. 18, 2021 USD ($)	Mar. 17, 2021 USD ($)	Jan. 06, 2021 USD ($)	Aug. 01, 2016 USD ($)
ABN Bank [Member]
Line of Credit Facility, Maximum Borrowing Capacity				$ 64,400,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 9,050,000
Subsequent Event [Member] | Eco Malibu [Member] | Alpha Bank [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 38,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 21,500,000
Subsequent Event [Member] | Eco Malibu [Member] | Alpha Bank [Member] | Alpha Facility, First Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments		12
Debt Instrument, Periodic Payment, Principal		$ 750,000
Subsequent Event [Member] | Eco Malibu [Member] | Alpha Bank [Member] | Alpha Facility, Second Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments		12
Debt Instrument, Periodic Payment, Principal		$ 625,000
Subsequent Event [Member] | Eco West Coast [Member] | ABN Bank [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 36,800,000
Number of Consecutive Quarterly Installments	24
Debt Instrument, Periodic Payment, Principal	$ 615,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 22,040,000
Debt Instrument, Net Asset Cover Ratio	125.00%
Total Debt To Market Adjusted Total Assets Ratio Percentage	75.00%
Minimum Free Liquidity, Per Collaterlized Vessel	$ 500
Debt Instrument, Covenant, Market Adjusted Total Assets Minus Total Liabilities	$ 60,000,000
Subsequent Event [Member] | Eco West Coast [Member] | ABN Bank [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	2.50%
Subsequent Event [Member] | A Company Affiliated With Mr. Evangelos J. Pistiolis [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 23,815,000
Subsequent Event [Member] | Three Shipowning Companies [Member]
Proceeds from Divestiture of Businesses			10,000,000
Disposal Group, Including Discontinued Operation, Consideration, Payables Forgiven			$ 1,150,000
Disposal Group, Credit Line Option, Percentage of Shipbuilding Costs			10.00%
Line of Credit Facility, Maximum Borrowing Capacity			$ 23,815,000
Subsequent Event [Member] | Three Shipowning Companies [Member] | A Major Oil Company [Member]
Charter Rate Per Day			$ 36,000
Time Charters, Term, Additional Option (Year)			2 years
Charter Rate Per Day, Optional Year One			$ 39,000
Charter Rate Per Day, Optional Year Two			$ 41,500
Time Charters, Term (Year)			3 years
Subsequent Event [Member] | Three Shipowning Companies [Member] | A Major Oil Company 2 [Member]
Charter Rate Per Day			$ 35,750
Time Charters, Term, Additional Option (Year)			2 years
Charter Rate Per Day, Optional Year One			$ 39,000
Charter Rate Per Day, Optional Year Two			$ 41,500
Time Charters, Term (Year)			3 years
Subsequent Event [Member] | Three Shipowning Companies [Member] | A Company Affiliated With Mr. Evangelos J. Pistiolis [Member]
Related Party Transaction Term (Year)			5 years
Charter Rate Per Day			$ 32,450
Time Charters, Term, Additional Option (Year)			2 years
Charter Rate Per Day, Optional Year One			$ 33,950
Charter Rate Per Day, Optional Year Two			$ 35,450
Subsequent Event [Member] | Three Shipowning Companies [Member] | Marshall Islands Company with Suexmax Tanker Contract [Member]
Ownership Percentage Received			100.00%
Subsequent Event [Member] | Three Shipowning Companies [Member] | Marshall Islands Company with VLCC Tanker Contract for Delivery January 2022 [Member]
Ownership Percentage Received			35.00%
Subsequent Event [Member] | Three Shipowning Companies [Member] | Marshall Islands Company with VLCC Tanker Contract for Delivery February 2022 [Member]
Ownership Percentage Received			35.00%